Statutory Reserves	12 Months Ended
Dec. 31, 2017
Statutory Reserves [Abstract]
STATUTORY RESERVES

Note 16 – STATUTORY RESERVES

According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital. These general reserves are not distributable as cash dividends to equity owners. The Company had appropriated $2,597,031 and $2,067,835 to statutory reserves as of December 31, 2017 and 2016, respectively.